Share Option and Restricted Share Unit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Activity in the Company's 2007 Plan

The following is a summary of activity in the Company’s 2007 Plan for the years ended December 31, 2014, 2013, and 2012:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2011	1,069,045	$18.86
Options granted during the period	201,658	$28.21
Options exercised during the period	(302,100)	$15.45
Options forfeited during the period	(2,675)	$22.63

Balances, December 31, 2012	965,928	$21.87
Options granted during the period	213,907	$38.36
Options exercised during the period	(207,191)	$17.46
Options forfeited during the period	(29,262)	$26.63

Balances, December 31, 2013	943,382	$26.43
Options granted during the period	225,865	$34.14
Options exercised during the period	(131,076)	$19.07
Options expired during the period	(54,976)	$17.06
Options forfeited during the period	(22,164)	$32.91

Balances, December 31, 2014	961,031	$29.63

Options exercisable at December 31, 2014	383,035	$24.16

Options vested and expected to vest at December 31, 2014	928,414	$29.46

	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2011	1,178,612	$15.95
Share units granted during the period	213,295	$28.29
Share units vested during the period	(376,056)	$14.37
Share units forfeited during the period	(4,445)	$17.58

Balances, December 31, 2012	1,011,406	$19.13
Share units granted during the period	223,492	$33.84
Share units vested during the period	(488,860)	$16.16
Share units forfeited during the period	(42,135)	$19.91

Balances, December 31, 2013	703,903	$24.57
Share units granted during the period	235,162	$29.85
Share units vested during the period	(281,438)	$21.05
Share units forfeited during the period	(24,409)	$27.39

Balances, December 31, 2014	633,218	$27.99

Share units outstanding and expected to vest at December 31, 2014	603,381	$26.67

Summary of Information About Share Options Exercisable and Outstanding

The following table summarizes information about share options exercisable and outstanding at December 31, 2014:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices:
$7.10	34,580	$7.10	34,580	$7.10
$16.50	62,170	$16.50	62,170	$16.50
$16.97	56,243	$16.97	56,243	$16.97
$28.05	76,951	$28.05	164,838	$28.05
$28.26	48,939	$28.26	80,654	$28.26
$28.54	48,217	$28.54	123,002	$28.54
$31.34	5,000	$31.34	10,000	$31.34
$34.14	—	—	225,865	$34.14
$38.36	50,935	$38.36	203,679	$38.36

	383,035	$24.16	961,031	$29.63

Fair Value of Stock Option Granted Assumptions Used

The fair value of each share option granted under the 2007 Plan was estimated on the date of grant using the Black-Scholes option pricing model for the years ended December 31, 2014, 2013 and 2012 with the following assumptions:

	2014	2013	2014
Risk-free interest rates	1.6%	1.3%	0.7% - 1.1%
Expected terms (in years)	5.0	5.0	5.2 - 5.7
Expected common share price volatilities	54.7%	58.2%	62.5% - 67.1%
Expected dividends	5.5%	4.9%	4.5% - 6.3%
Expected forfeitures	3.4%	3.4%	1.0%